LEASE - Capital lease agreements (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Jul. 31, 2017	Sep. 30, 2017	Aug. 01, 2017	Jul. 01, 2017	Dec. 31, 2016
Capital leases
Capital lease assets		¥ 1,862,426			¥ 1,248,303
Present value of minimum lease payments		¥ 1,290,047			¥ 678,492
Shanghai 5 Lease
Capital leases
Term of capital lease	20 years 3 months
Capital lease assets				¥ 87,206
Capital lease obligations				87,206
Present value of minimum lease payments				¥ 87,206
Beijing 2 Lease
Capital leases
Capital lease assets			¥ 157,000
Capital lease obligations			157,000
Present value of minimum lease payments			¥ 157,000